Document and Entity Information	12 Months Ended
Sep. 27, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 27, 2013
Trading Symbol	MNK
Entity Registrant Name	Mallinckrodt plc
Entity Central Index Key	0001567892
Entity Filer Category	Non-accelerated Filer